Filed Pursuant to Rule 497(e)
                                                File Number 33-65818

P R O S P E C T U S                                          September 30, 1997,
                                                       as revised March 26, 1998


                              Cash Resource Trust

                        Cash Resource Money Market Fund
                Cash Resource U.S. Government Money Market Fund
                   Cash Resource Tax-Exempt Money Market Fund
             Cash Resource California Tax-Exempt Money Market Fund
              Cash Resource New York Tax-Exempt Money Market Fund

     The Cash Resource Funds are designed for investors who seek current income consistent with preservation of capital and maintenance of liquidity. The Funds are diversified investment portfolios of Cash Resource Trust (the "Trust").

     An investment in the Trust is neither insured nor guaranteed by the U.S. Government. There can be no assurance that a Fund will be able to maintain a stable net asset value of $1.00 per share. Federal law permits Cash Resource California Tax-Exempt Money Market Fund and Cash Resource New York Tax-Exempt Money Market Fund to invest more of their assets in the securities of a single issuer than other money market funds; as a result, an investment in those Funds may involve greater risks than an investment in other types of money market funds.


     This Prospectus explains concisely what you should know before investing in a Fund. Please read it carefully and keep it for future reference. You can find more detailed information about the Funds in the September 30, 1997 Statement of Additional Information, as amended from time to time. For a free copy of the Statement, call Mentor Services Company, Inc. at 1-800-869-6042. The Statement has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.


SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
       ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT INSURED BY THE
            FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
                      RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
 EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
   THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
    COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                EXPENSE SUMMARY

     Expenses are one of several factors to consider when investing in a Fund. The following table summarizes your maximum transaction costs from an investment in each of the Funds and expenses incurred by each Fund based on its most recent fiscal year (or, in the case of the California and New York Tax-Exempt Funds, based on estimates for the Funds' current fiscal year). The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in each Fund over specified periods. The information presented below does not reflect any fees or charges imposed by Financial Institutions through which you may invest in the Funds.

                                                                                                     Cash             Cash
                                                                                    Cash           Resource         Resource
                                               Cash          Cash Resource        Resource        California        New York
                                             Resource       U.S. Government      Tax-Exempt       Tax-Exempt       Tax-Exempt
                                           Money Market      Money Market       Money Market     Money Market     Money Market
                                               Fund              Fund               Fund             Fund             Fund
                                           ------------     ---------------     ------------     ------------     ------------
Shareholder Transaction Expenses               None              None               None             None             None
Annual Fund Operating Expenses
  (as a percentage of average net
  assets)
Management Fees                                .19%              .19%               .22%             .22%            .10%*
12b-1 Fees                                     .38%              .38%               .33%             .33%            .38%*
Other Expenses                                 .29%              .24%               .16%             .20%            .32%
                                               ----              ----               ----             ----            ----
Total Fund Operating Expenses                  .86%              .81%               .71%             .75%            .80%*
                                               ----              ----               ----             ----            ----

---------------

*reflecting expense limitation

Examples

     Your investment of $1,000 in a Fund would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

                                             1 year     3 years     5 years     10 years
                                             ------     -------     -------     --------
Cash Resource Money Market Fund                $9         $27         $48         $106
Cash Resource U.S. Government Money
  Market Fund                                  $8         $26         $45         $100
Cash Resource Tax-Exempt Money Market
  Fund                                         $7         $23         $40         $ 88
Cash Resource California Tax-Exempt Money
  Market Fund                                  $8         $24          --           --
Cash Resource New York Tax-Exempt Money
  Market Fund                                  $8         $26          --           --

     The table is provided to help you understand the expenses of investing in each of the Funds and your share of the operating expenses which each of the Funds incurs. Expenses shown for the New York Tax-Exempt Money Market Fund reflect expense limitations currently in effect. In the absence of the limitations, Management Fees, 12b-1 Fees, and Total Fund Operating Expenses would be .22%, .50%, and 1.04%, respectively, for the New York Tax-Exempt Money Market Fund. The Examples do not represent past or future expense levels. Actual returns and expenses may be greater or less than those shown. Federal regulations require the Examples to assume a 5% annual return, but actual annual return will vary. Because of the 12b-1 fees payable by the Funds, long-term shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc.

                              FINANCIAL HIGHLIGHTS

     The financial highlights presented below for the Funds have been audited by KPMG Peat Marwick LLP, independent auditors. The report of KPMG Peat Marwick LLP is incorporated by reference into the Statement of Additional Information, which may be obtained in the manner described on the cover page of this Prospectus. Each of the Money Market, U.S. Government Money Market, and Tax-Exempt Money Market Funds began operations on December 20, 1993; each of the California and New York Tax-Exempt Money Market Funds commenced operations on December 9, 1996. See "Financial Statements" in the Funds' Statement of Additional Information.

                                                                                                                         Tax-Exempt
                                                                                                                           Money
                                   Money Market                                      U.S. Government                       Market
                                       Fund                                         Money Market Fund                       Fund
Year or Period      -------------------------------------------     -------------------------------------------------     --------
Ended July 31,        1997        1996       1995      1994*          1997         1996         1995        1994*           1997
----------------------------------------------------------------------------------------------------------------------------------
Per Share
 Operating
 Performance
Net asset value,
 beginning of
 period                 $1.000      $1.000    $1.000      $1.000        $1.000       $1.000       $1.000       $1.000      $1.000
----------------------------------------------------------------------------------------------------------------------------------
Income from
 investment
 operations
 Net investment
   income                0.047(a)    0.050     0.050(a)    0.020         0.046(a)     0.050       0.050(a)      0.020       0.029
Distributions
 Net investment
   income               (0.047)     (0.050)   (0.050)(a)  (0.020)       (0.046)(a)   (0.050)      (0.050)      (0.020)     (0.029)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 end of period          $1.000     $1.000     $1.000      $1.000        $1.000       $1.000       $1.000       $1.000      $1.000
----------------------------------------------------------------------------------------------------------------------------------
Total Return              4.77%      4.91%      4.97%       1.83%(c)      4.72%        4.74%        4.82%        1.82%(c)    2.91%
----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
 period (in
 thousands)         $2,941,605   $646,500   $422,657   $192,260     $2,918,711   $1,402,397   $1,216,690     $907,819     $743,614
Ratio of expenses
 to average net
 assets                   0.86%      0.82%      0.82%      0.89%(b)       0.81%        0.93%        0.88%        0.80%(b)     0.71%
Ratio of expenses
 to average net
 assets excluding
 waivers                  0.86%      0.82%      0.82%      0.93%(b)       0.81%        0.93%        0.88%        0.83%(b)     0.71%
Ratio of net
 investment income
 to average net
 assets                   4.67%      4.77%      4.96%      2.96%(b)       4.63%        4.63%        4.75%        2.91%(b)     2.88%
----------------------------------------------------------------------------------------------------------------------------------

                                                                  California      New York
                                                                    Money          Money
                                                                    Market         Market
                           Tax-Exempt Money Market Fund             Fund           Fund
Year or Period     ------------------------------------------    ----------     ----------
 Ended July 31,       1997       1996       1995      1994*         1997**         1997**
------------------------------------------------------------------------------------------
Per Share
 Operating
 Performance
Net asset value,
 beginning of
 period               $1.000     $1.000     $1.000     $1.000        $1.000        $1.000
------------------------------------------------------------------------------------------
Income from
 investment
 operations
 Net investment
   income              0.029      0.030      0.030(a)   0.010         0.017         0.018
Distributions
 Net investment
   income             (0.029)    (0.030)    (0.030)    (0.010)       (0.017)       (0.018)
------------------------------------------------------------------------------------------
Net asset value,
 end of period        $1.000     $1.000     $1.000     $1.000        $1.000        $1.000
------------------------------------------------------------------------------------------
Total Return            2.91%      2.90%      3.05%      1.16%(c)      1.76%(c)      1.77%(c)
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Net assets, end of
 period (in
 thousands)         $743,614   $290,891   $266,895   $195,702       $89,432       $12,071
Ratio of expenses
 to average net
 assets                 0.71%      0.76%      0.72%      0.65%(b)      0.75%(b)      0.80%(b)
Ratio of expenses
 to average net
 assets excluding
 waivers                0.71%      0.76%      0.74%      0.74%(b)      0.75%(b)      1.04%(b)
Ratio of net
 investment income
 to average net
 assets                 2.88%      2.85%      3.01%      1.87%(b)      2.70%(b)      2.77%(b)
------------------------------------------------------------------------------------------

    * For the period from December 20, 1993 (commencement of operations) to July 31, 1994.

   ** For the period from December 9, 1996 (commencement of operations) to July 31, 1997.

   (a) Includes net realized capital gain (loss) which were under $0.001 per share.

   (b) Annualized.

   (c) Total return for periods less than one year are not annualized.

                       INVESTMENT OBJECTIVES AND POLICIES

   The investment objective of the Money Market Fund and the U.S. Government Money Market Fund is to seek as high a rate of current income as Mentor Investment Advisors, LLC, the Funds' investment advisor ("Mentor Advisors") believes is consistent with preservation of capital and maintenance of liquidity. The investment objective of each of the other Funds is to seek as high a rate of current income exempt from federal income tax (and, in the case of the California Tax-Exempt Money Market Fund, California personal income tax, or, in the case of the New York Tax-Exempt Money Market Fund, New York State and City personal income taxes) as Mentor Advisors believes is consistent with preservation of capital and maintenance of liquidity. The Funds seek their objectives through the investment policies described below. Because each of the Funds is a money market fund, it will only invest in the types of investments described below under "Selection of Investments".

   The investment objective and policies of each Fund may, unless otherwise specifically stated, be changed by the Trustees without a vote of the shareholders. As a matter of policy, the Trustees would not materially change the investment objective of a Fund without shareholder approval. None of the Funds is intended to be a complete investment program, and there is no assurance the Funds will achieve their objectives.

Cash Resource Money Market Fund

   The Money Market Fund invests in a portfolio of high-quality money market instruments consisting exclusively of:

   (Bullet) bank certificates of deposit (CD's): negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

   (Bullet) bankers' acceptances: negotiable drafts or bills of exchange, which have been "accepted" by a bank, meaning, in effect, that the bank has unconditionally agreed to pay the face value of the instrument on maturity.

   (Bullet) prime commercial paper: high-grade, short-term obligations issued by banks, corporations, and other issuers.

   (Bullet) corporate obligations: high-grade, short-term obligations other than prime commercial paper.

   (Bullet) U.S. Government securities: marketable securities issued or guaranteed as to principal or interest by the U.S. Government or by its agencies or instrumentalities.

   (Bullet) repurchase agreements: with respect to U.S. Treasury or U.S.
            Government securities.

Cash Resource U.S. Government Money Market Fund

   The U.S. Government Money Market Fund invests exclusively in U.S. Treasury bills, notes, and bonds, and other obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies, or instrumentalities, and in repurchase agreements with respect to such obligations. Certain of these obligations, including U.S. Treasury bills, notes, and bonds, mortgage participation certificates issued or guaranteed by the Government National Mortgage Association, and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other U.S. Government securities issued by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. These securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Banks, and obligations supported only by the credit of an instrumentality, such as Federal National Mortgage Association bonds.

   Short-term U.S. Government obligations generally are considered among the safest short-term investments. Because of their added safety, the yields available from U.S. Government obligations are generally lower than the yields available from comparable corporate debt securities. The U.S. Government guarantee of securities owned by the Fund does not guarantee the net asset value of the Fund's shares, which the Fund seeks to maintain at $1.00 per share.

Cash Resource Tax-Exempt Money Market Fund

   The Tax-Exempt Money Market Fund invests, as a fundamental policy, at least 80% of its net assets in Tax-Exempt Securities (as described below). The Fund may invest the remainder of its assets in investments of any kind in which any of the other Funds may invest.

   The Fund will invest in only the following types of Tax-Exempt Securities:
(i) municipal notes; (ii) municipal bonds; (iii) municipal securities backed by the U.S. Government or any of its agencies or instrumentalities; (iv) tax-exempt commercial paper; (v) participation interests in any of the foregoing; and (vi) unrated securities or new types of tax-exempt instruments which become available in the future if Mentor Advisors determines they meet the quality standards discussed below (collectively, "Tax-Exempt Securities"). (In the case of any such new types of tax-exempt instruments, this Prospectus would be revised as may be appropriate to describe such instruments.) In connection with the purchase of Tax-Exempt Securities, the Fund may acquire stand-by commitments, which give the Fund the right to resell the security to the dealer at a specified price. Stand-by commitments may provide additional liquidity for the Fund but are subject to the risk that the dealer may fail to meet its obligations. The Fund does not generally expect to pay additional consideration for stand-by commitments or to assign any value to them.

   Tax-Exempt Securities are debt obligations issued by a state (including the District of Columbia), a U.S. territory or possession, or any of their political subdivisions, the interest from which is, in the opinion of bond counsel, exempt from federal income tax. These securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses, or the refunding of outstanding debts. They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational, or medical facilities and may also include certain types of private activity and industrial development bonds issued by public authorities to finance privately owned or operated facilities. Short-term Tax-Exempt Securities are generally issued as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance various public purposes.

   The two principal classifications of Tax-Exempt Securities are general obligation and special obligation (or revenue) securities. General obligation securities involve the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Special obligation securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development and private activity bonds are in most cases special obligation securities, the credit quality of which is directly related to the private user of a facility.

   For purposes of the Fund's policy to invest at least 80% of its net assets in Tax-Exempt Securities, the Fund will not treat obligations as Tax-Exempt Securities for purposes of measuring compliance with such policy if they would give rise to interest income subject to federal alternative minimum tax for individuals. To the extent that the Fund invests in these securities, individual shareholders of the Fund, depending on their own tax status, may be subject to federal alternative minimum tax on the part of the Fund's distributions derived from these securities. In addition, an investment in the Fund may cause corporate shareholders to be subject to (or result in an increased liability under) the alternative minimum tax because tax-exempt income is generally included in the alternative minimum taxable income of corporations.

   The ability of governmental issuers to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political, and demographic conditions affecting a particular state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state, and local aid to issuers of such securities may also affect their ability to meet their obligations. Payments of principal and interest on special obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political, and demographic conditions affecting a particular state. Any reduction in the actual or perceived ability of an issuer of Tax-Exempt Securities in a particular state to meet its obligations (including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of its obligations and could adversely affect the values of Tax-Exempt Securities issued by others in that state as well.

   The Fund may invest without limit in high quality taxable money market instruments of any type in which the other Funds may invest at any time when Mentor Advisors believes that market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of shareholders. It is impossible to predict when, or for how long, the Fund will use these alternative defensive strategies.

California Tax-Exempt Money Market Fund

   The California Tax-Exempt Money Market Fund will normally invest at least 80% of its assets in California Tax-Exempt Securities, which are debt obligations issued by the State of California, or any of its political subdivisions, or its agencies, instrumentalities, or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and California personal income tax. (This 80% requirement is a fundamental policy of the Fund.) The Fund may invest the remainder of its assets in investments of any kind described under "Selection of Investments" below.

   California Tax-Exempt Securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses, or the refunding of outstanding debts. They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational, or medical facilities and may also include certain types of private activity and industrial development bonds issued by public authorities to finance privately owned or operated facilities. Short-term California Tax-Exempt Securities are generally issued as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance various public purposes.

   The two principal classifications of California Tax-Exempt Securities are general obligation and special obligation (or revenue) securities. General obligation securities involve the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Special obligation securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development and private activity bonds are in most cases special obligation securities, the credit quality of which is directly related to the private user of the facilities.

     The Fund will invest in the following types of California Tax-Exempt
Securities: (i) municipal notes; (ii) municipal bonds; (iii) municipal securities backed by the U.S. Government or any of its agencies or instrumentalities; (iv) tax-exempt commercial paper; (v) participation interests in any of the foregoing; and (vi) unrated securities or new types of tax-exempt instruments which become available in the future if Mentor Advisors determines they meet the quality standards discussed below. (In the case of any such new types of tax-exempt instruments, this Prospectus would be revised as may be appropriate to describe such instruments.) In connection with the purchase of California Tax-Exempt Securities, the Fund may acquire stand-by commitments, which give the Fund the right to resell the security to the dealer at a specified price. Stand-by commitments may provide additional liquidity for the Fund but are subject to the risk that the dealer may fail to meet its obligations. The Fund does not generally expect to pay additional consideration for stand-by commitments or to assign any value to them.

     The Fund will normally invest at least 80% of its assets in debt obligations the interest from which is, in the opinion of bond counsel, exempt from federal income tax and that will not give rise to interest income subject to federal alternative minimum tax for individuals. To the extent the Fund invests in these securities, individual shareholders of the Fund, depending on their own tax status, may be subject to federal alternative minimum tax on the part of the Fund's distributions derived from these securities. In addition, an investment in the Fund may cause corporate shareholders to be subject to (or result in an increased liability under) the alternative minimum tax because tax-exempt income is generally included in the alternative minimum taxable income of corporations.

     Since the Fund invests primarily in California Tax-Exempt Securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of California and other factors specifically affecting the ability of issuers of California Tax-Exempt Securities to meet their obligations; an investment in the Fund may as a result involve greater risk than an investment in other types of money market funds.

     The ability of governmental issuers to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political, and demographic conditions affecting a particular state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state, and local aid to issuers of such securities may also affect their ability to meet their obligations. Payments of principal and interest on special obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political, and demographic conditions affecting the State of California. Any reduction in the actual or perceived ability of an issuer of California Tax-Exempt Securities to meet its obligations (including a reduction in the rating of its outstanding securities) would likely adversely affect the market value and marketability of its obligations and could adversely affect the values of California Tax-Exempt Securities issued by others as well.

     The Fund may invest in high quality taxable money market instruments at any time when Mentor Advisors believes that market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interest of shareholders. These instruments may include: bank certificates of deposit, banker's acceptances, prime commercial paper, high quality short-term corporate obligations, short-term U.S. government securities or repurchase agreements, or any other securities Mentor Advisors considers consistent with such defensive strategies.

New York Tax-Exempt Money Market Fund

     The New York Tax-Exempt Money Market Fund will normally invest at least 80% of its assets in New York Tax-Exempt Securities, which are debt obligations issued by the State of New York, or any of its political subdivisions, or its agencies, instrumentalities, or other governmental units (or of other governmental issuers, such as U.S. territories), the interest from which is, in the opinion of bond counsel, exempt from federal income tax and New York State and City personal income taxes. (This 80% requirement is a fundamental policy of the Fund.) The Fund may invest the remainder of its assets in investments of any kind described under "Selection of Investments" below.

     New York Tax-Exempt Securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses, or the refunding of outstanding debts. They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational, or medical facilities and may also include certain types of private activity and industrial development bonds issued by public authorities to finance privately owned or operated facilities. Short-term New York Tax-Exempt Securities are generally issued as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance various public purposes.

     The two principal classifications of New York Tax-Exempt Securities are general obligation and special obligation (or revenue) securities. General obligation securities involve the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Special obligation securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development and private activity bonds are in most cases special obligation securities, the credit quality of which is directly related to the private user of the facilities.

     The Fund will invest in the following types of New York Tax-Exempt
Securities: (i) municipal notes; (ii) municipal bonds; (iii) municipal securities backed by the U.S. Government or any of its agencies or instrumentalities; (iv) tax-exempt commercial paper; (v) participation interests in any of the foregoing; and (vi) unrated securities or new types of tax-exempt instruments which become available in the future if Mentor Advisors determines they meet the quality standards discussed below. (In the case of any such new types of tax-exempt instruments, this Prospectus would be revised as may be appropriate to describe such instruments.) In connection with the purchase of New York Tax-Exempt Securities, the Fund may acquire stand-by commitments, which give the Fund the right to resell the security to the dealer at a specified price. Stand-by commitments may provide additional liquidity for the Fund but are subject to the risk that the dealer may fail to meet its obligations. The Fund does not generally expect to pay additional consideration for stand-by commitments or to assign any value to them.

     The Fund will normally invest at least 80% of its assets in debt obligations the interest from which is, in the opinion of bond counsel, exempt from federal income tax and that will not give rise to interest income subject to federal alternative minimum tax for individuals. To the extent the Fund invests in these securities, individual shareholders of the Fund, depending on their own tax status, may be subject to federal alternative minimum tax on the part of the Fund's distributions derived from these securities. In addition, an investment in the Fund may cause corporate shareholders to be subject to (or result in an increased liability under) the alternative minimum tax because tax-exempt income is generally included in the alternative minimum taxable income of corporations.

     Since the Fund invests primarily in New York Tax-Exempt Securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of New York and other factors specifically affecting the ability of issuers of New York Tax-Exempt Securities to meet their obligations; an investment in the Fund may as a result involve greater risk than an investment in other types of money market funds.

     The ability of governmental issuers to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political, and demographic conditions affecting the State or City of New York. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state, and local aid to issuers of such securities may also affect their ability to meet their obligations. Payments of principal and interest on special obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political, and demographic conditions affecting a particular state. Any reduction in the actual or perceived ability of an issuer of New York Tax-Exempt Securities to meet its obligations (including a reduction in the rating of its outstanding securities) would likely adversely affect the market value and marketability of its obligations and could adversely affect the values of New York Tax-Exempt Securities issued by others as well.

     The Fund may invest in high quality taxable money market instruments at any time when Mentor Advisors believes that market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interest of shareholders. These instruments may include: bank certificates of deposit, banker's acceptances, prime commercial paper, high quality short-term corporate obligations, short-term U.S. government securities or repurchase agreements, or any other securities Mentor Advisors considers consistent with such defensive strategies.

Selection of Investments

     Each Fund will invest only in U.S. dollar-denominated high-quality securities and other U.S. dollar-denominated money market instruments meeting credit criteria which the Trustees believe present minimal credit risk. "High-quality securities" are (i) commercial paper or other short-term obligations rated in one of the two highest short-term rating categories by at least two nationally recognized rating services (or, if only one rating service has rated the security, by that service), (ii) obligations rated at least AA by Standard & Poor's or Aa by Moody's Investors Service, Inc. at the time of investment, and (iii) unrated securities determined by Mentor Advisors to be of comparable quality. Each Fund will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days. A Fund may invest in variable or floating-rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand. Each of the Funds follows investment and valuation policies designed to maintain a stable net asset value of $1.00 per share, although there is no assurance that these policies will be successful.

     Considerations of liquidity and preservation of capital mean that a Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objective, a Fund will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Each Fund may also invest to take advantage of what Mentor Advisors believes to be temporary disparities in the yields of different segments of the high-quality money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by the

Funds, may result in frequent changes in the Funds' portfolios. The Funds will not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities.

     The portfolio of a Fund will be affected by general changes in interest rates resulting in increases or decreases in the values of the obligations held by the Fund. The values of the obligations in a Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. Although the Funds' investment policies are designed to minimize these changes and to maintain a net asset value of $1.00 per share, there is no assurance that these policies will be successful. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.

Diversification and concentration policies

     Each Fund is a "diversified" investment company under the Investment Company Act of 1940. This means that each Fund may invest up to 25% of its total assets in the securities of one or more issuers, and is limited with respect to the remaining portion of its assets to investing 5% or less of its total assets in the securities of any one issuer (other than the U.S. government). However, under the current rules governing money market funds, the Funds (other than the Tax-Exempt Money Market and the California and New York Tax-Exempt Money Market Funds) generally may not invest more than 5% of their assets in any one issuer (other than the U.S. government).

     The Money Market Fund may invest without limit in obligations of domestic branches of U.S. banks and U.S. branches of foreign banks (if it can be demonstrated that they are subject to the same regulations as U.S. banks). At times when the Fund has concentrated its investments in bank obligations, the values of its portfolio securities may be especially affected by factors pertaining to the issuers of such obligations.

     Because of the relatively small number of issuers of California Tax-Exempt Securities and New York Tax-Exempt Securities, the California and New York Tax-Exempt Funds are more likely to invest a higher percentage of their assets in the securities of a single issuer than investment companies that invest in a broader range of securities. This practice involves an increased risk of loss to a Fund if an issuer were unable to make interest or principal payments or if the market value of these securities were to decline.

     Neither the Tax-Exempt Money Market Fund, the California Tax-Exempt Money Market Fund, nor the New York Tax-Exempt Money Market Fund (each, a "Tax-Exempt Fund" and collectively, the "Tax-Exempt Funds") will invest more than 25% of its total assets in any one industry. Governmental issuers of Tax-Exempt Securities, California Tax-Exempt Securities, or New York Tax-Exempt Securities are not considered part of any "industry." However, Securities backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to such obligations.

     It is nonetheless possible that a Tax-Exempt Fund may invest more than 25% of its assets in a broader segment of the Tax-Exempt Securities market (or the California Tax-Exempt or New York Tax-Exempt Securities Markets, as the case may
be), such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or airport revenue obligations. This would be the case only if Mentor Advisors determined that the yields available from obligations in a particular segment of the market justified the additional risks associated with such concentration. Although such obligations could be supported by the credit of governmental users or by the credit of nongovernmental users engaged in a number of industries, economic, business, political, and other developments generally affecting the revenues of such users (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all Tax-Exempt Securities in such a market segment. Each of the Tax-Exempt Funds reserves the right to invest more than 25% of its assets in industrial development bonds and private activity bonds or notes.

     The Tax-Exempt Money Market Fund also reserves the right to invest more than 25% of its assets in securities relating to any one or more states (including the District of Columbia), U.S. territories or possessions, or any of their political subdivisions. As a result of such an investment, the performance of that Fund may be especially affected by factors pertaining to the economy of the relevant state and other factors specifically affecting the ability of issuers of such securities to meet their obligations. As a result, the value of the Fund's shares may fluctuate more widely than the value of shares of a fund investing in securities relating to a greater number of different states.

Other Investment Practices

     A Fund may also engage to a limited extent in the following investment practices, each of which involves certain special risks. The Statement of Additional Information contains more detailed information about these practices.

     Foreign investments. The Money Market Fund may invest in obligations of foreign issuers and in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. These investments subject the Fund to investment risks different from those associated with domestic investments. Such risks include adverse political and economic developments in foreign countries, the imposition of withholding taxes on interest income, seizure or nationalization of foreign deposits, or the adoption of other governmental restrictions which may adversely affect the payment of principal and interest on such obligations. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the U.S. or in other foreign countries. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments. In addition, foreign securities may be less liquid than U.S. securities, and foreign accounting and disclosure standards may differ from U.S. standards. Special tax considerations apply to foreign investments.

     Repurchase agreements. Under a repurchase agreement, a Fund purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Fund's cost plus interest. A Fund will enter into repurchase agreements only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and only if the debt instrument subject to the repurchase agreement is a U.S. Government security. Although Mentor Advisors will monitor repurchase agreement transactions to ensure that they will be fully collateralized at all times, a Fund bears a risk of loss if the other party defaults on its obligation and the Fund is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that a Fund may be treated as an unsecured creditor and required to return the collateral to the other party's estate.

     Securities lending. A Fund may lend portfolio securities to broker-dealers. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by a Fund would be made in accordance with the Fund's investment objective and policies described above.

Dividends

     The Trust determines the net income of each Fund as of the close of regular trading on the New York Stock Exchange (the "Exchange") each day the Exchange is open. Each determination of a Fund's net income includes (i) all accrued interest on the Fund's investments, (ii) plus or minus all realized and unrealized gains and losses on the Fund's investments, (iii) less all accrued expenses of the Fund. Each Fund's investments are valued at amortized cost according to Securities and Exchange Commission Rule 2a-7. A Fund will not normally have unrealized gains or losses so long as it values its investments by the amortized cost method.

     Daily dividends. Each Fund declares all of its net income as a distribution on each day it is open for business, as a dividend to shareholders of record immediately prior to the close of regular trading on the Exchange. Shareholders whose purchase of shares of a Fund is accepted at or before 12:00 noon on any day will receive the dividend declared by the Fund for that day; shareholders who purchase shares after 12:00 noon will begin earning dividends on the next business day after the Fund accepts their order. A Fund's net income for Saturdays, Sundays, and holidays is declared as a dividend on the preceding business day. Dividends for the immediately preceding calendar month will be paid on the fifteenth day of each calendar month (or, if that day is not a business day, on the next business day), except that a Fund's schedule for payment of dividends during the month of December may be adjusted to assist in tax reporting and distribution requirements. A shareholder who withdraws the entire balance of an account at any time during a month will be paid all dividends declared through the time of the withdrawal. Since the net income of each Fund is declared as a dividend each time it is determined, the net asset value per share of each Fund normally remains at $1 per share immediately after each determination and dividend declaration.

     You can choose from two distribution options: (1) automatically reinvest all distributions from a Fund in additional shares of that Fund; or (2) receive all distributions in cash. If you wish to change your distribution option, you should contact your Financial Institution (as defined below), who will be responsible for forwarding the necessary instructions to the Trust's transfer agent, Investors Fiduciary Trust Company ("IFTC"). If you do not select an option when you open your account, all distributions will be reinvested. You will receive a statement confirming reinvestment of distributions in additional shares of a Fund promptly following the month in which the reinvestment occurs.

Tax information

     Federal taxes. Each Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal income taxes on income (and gains, if any) it distributes to shareholders. Each Fund will distribute substantially all of its ordinary income (and net capital gains, if any) on a current basis.

     Dividends paid by a Tax-Exempt Fund that are derived from exempt-interest income (known as "exempt-interest dividends") and that are designated as such may be treated by the Fund's shareholders as items of interest excludable from their federal gross income. (Shareholders should consult their own tax adviser with respect to whether exempt-interest dividends would be excludable from gross income if the shareholder were treated as a "substantial user" of facilities financed by an obligation held by a Tax-Exempt Fund or a "related person" to such a user under the Internal Revenue Code.) If a shareholder receives an exempt-interest dividend with respect to any share held for six months or less, any loss on the sale or exchange of that share will be disallowed to the extent of the amount of the exempt-interest dividend. To the extent dividends paid to shareholders are derived from taxable income (for example, from interest on certificates of deposit) or from gains, such dividends will be subject to federal income tax, whether they are paid in the form of cash or additional shares.

     If a Tax-Exempt Fund holds certain "private activity bonds" ("industrial development bonds" under prior law), dividends derived from interest on such obligations will be classified as an item of tax preference which could subject certain shareholders to alternative minimum tax liability. Corporate shareholders must also take all exempt-interest dividends into account in determining "adjusted current earnings" for purposes of calculating their alternative minimum tax liability.

     Shareholders receiving Social Security benefits or Railroad Retirement Act benefits should note that all exempt-interest dividends will be taken into account in determining the taxability of such benefits. Early in each year your Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

     State taxes (California Tax-Exempt Money Market Fund). To the extent exempt-interest dividends are derived from interest on California Tax-Exempt Securities, such distributions will be exempt from California personal income tax (but not from California franchise and corporate income tax). For California tax purposes, distributions derived from investments in other than (i) California Tax-Exempt Securities and (ii) obligations of the United States (or other obligations) which pay interest exempt from California personal income taxation when held by an individual will be taxable as ordinary income or as long-term capital gain, whether paid in cash or reinvested in additional shares. Interest derived from California Tax-Exempt Securities is not subject to the California alternative minimum tax on individuals, and California personal income tax does not apply to any portion of Social Security or railroad retirement benefits. Interest on indebtedness incurred or continued to purchase or carry the Fund's shares generally will not be deductible for California personal income tax purposes. An investment in the Fund may result in liability for state and/or local taxes for shareholders subject to tax by states other than California.

     State taxes (New York Tax-Exempt Money Market Fund). To the extent exempt-interest dividends are derived from interest on New York Tax-Exempt Securities, such distributions will be exempt from New York State and New York City personal income taxes. However, an investment in the Fund may result in liability for state and/or local taxes for individual shareholders subject to taxation by states other than New York State or cities other than New York City, because the exemption from New York State and New York City personal income taxes does not prevent such other jurisdictions from taxing individual shareholders on dividends received from the Fund. In addition, distributions derived from interest on tax-exempt securities other than New York Tax Exempt Securities will be treated as taxable ordinary income for purposes of the New York State and New York City personal income taxes.

     Exempt-interest dividends, including those derived from New York Tax-Exempt Securities, are included in a corporation's net investment income for purposes of calculating such corporation's New York State corporate franchise tax and New York City general corporation tax and will be subject to such taxes to the extent that a corporation's net investment income is allocated to New York State and/or New York City.

     All or a portion of interest on indebtedness incurred or continued to purchase or carry the Fund's shares generally will not be deductible for federal or New York State and New York City personal income tax purposes.

     For New York State and City personal income tax purposes, distributions of net long-term gains will be taxable at the same rates as ordinary income.

     General. The foregoing is a summary of certain federal, California, and New York State and New York City income tax consequences of investing in the Funds. You should consult your tax adviser to determine the precise effect of an investment in each Fund on your particular tax situation.

Buying and Selling Shares of the Funds

     How to buy shares. The Trust offers shares of the Funds continuously at a price of $1.00 per share. The Trust determines the net asset value of each Fund twice each day, as of 12:00 noon and as of the close of regular trading on the Exchange. The shares of each Fund are sold at net asset value through a number of selected financial institutions, such as investment dealers and banks (each, a "Financial Institution"). Your Financial Institution is responsible for forwarding any necessary documentation to IFTC. There is no sales charge on sales of shares, nor is any minimum investment required for any of the Funds.

     Because each Fund seeks to be fully invested at all times, investments must be in Same Day Funds to be accepted. Investments which are accepted at or before 12:00 noon will be invested at the net asset value determined at that time; investments accepted after 12:00 noon will receive the net asset value determined at the close of regular trading on the Exchange. "Same Day Funds" are funds credited by the applicable regional Federal Reserve Bank to the account of the Trust at its designated bank. When payment in Same Day Funds is available to the Trust, the Trust will accept the order to purchase shares at the net asset value next determined.

     If you are considering redeeming shares or transferring shares to another person shortly after purchase, you should pay for those shares with wired Same Day Funds or a certified check to avoid any delay in redemption or transfer. Otherwise, the Trust may delay payment for shares until the purchase price of those shares has been collected which may be up to 15 calendar days after the purchase date.


     For more information on how to purchase shares of the Funds, contact your Financial Institution or Mentor Services Company, Inc. ("Mentor Services Company"), 901 East Byrd Street, Richmond, Virginia 23219. Mentor Services Company's telephone number is 1-800-869-6042.


     How to sell shares. You can redeem your Fund shares through your Financial Institution any day the Exchange is open, or you may redeem your shares by check or by mail. Redemption will be effected at the net asset value per share of the Fund next determined after receipt of the redemption request in good order. The Trust must receive your properly completed purchase documentation before you may sell shares.

     Selling shares through your Financial Institution. You may redeem your shares through your Financial Institution. Your Financial Institution is responsible for delivering your redemption request and all necessary documentation to the Trust, and may charge you for its services (including, for example, charges relating to the wiring of funds). Your Financial Institution may accept your redemption instructions by telephone. Consult your Financial Institution.

     Selling shares by check. If you would like the ability to write checks against your investment in a Fund, you should provide the necessary documentation to your Financial Institution and complete the signature card which you may obtain by calling your Financial Institution or your Fund. When a Fund receives your properly completed documentation and card, you will receive checks drawn on your Fund account and payable through the Fund's designated bank. These checks may be made payable to the order of any person. You will continue to earn dividends until the check clears. When a check is presented for payment, a sufficient number of full and fractional shares of the Fund in your account will be redeemed to cover the amount of the check. Your Financial Institution may limit the availability of the check-writing privilege or assess certain fees in connection with the checkwriting privilege.

     Shareholders using Trust checks are subject to the Trust's designated bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks, although one may be imposed in the future. Shareholders would be notified in advance of the imposition of any such charge. (In addition, if you deplete your original check supply, there may be a charge to order additional checks.) You should make sure that there are sufficient shares in your account to cover the amount of the check drawn. If there is an insufficient number of shares in the account, the check will be dishonored and returned, and no shares will be redeemed. Because dividends declared on shares held in your account and prior withdrawals may cause the value of your account to change, it is impossible to determine in advance your account's total value. Accordingly, you should not write a check for the entire value of your account or close your account by writing a check. A shareholder may revoke check-writing authorization by written notice to IFTC.


     Selling shares by mail. You may also sell shares of a Fund by sending a written withdrawal request to your Financial Institution. You must sign the withdrawal request and include a stock power with signature(s) guaranteed by a bank, broker/dealer, or certain other financial institutions.



     A Fund generally sends you payment for your shares the business day after your request is received in good order. Under unusual circumstances, a Fund may suspend repurchases, or postpone payment for more than seven days, as permitted by federal securities law.


How to Exchange Shares


     You can exchange your shares in any Fund for shares of any other Fund in the Trust at net asset value, except as described below. If you request an exchange through your Financial Institution, your Financial Institution will be responsible for forwarding the necessary documentation to IFTC. Exchange Authorization Forms are available from your Financial Institution or Mentor Services Company. For federal income tax purposes, an exchange is treated as a sale of shares and may result in a capital gain or loss. The Trust reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any change or suspension. Consult your Financial Institution or Mentor Services Company before requesting an exchange.


Financial Institutions

     Financial Institutions provide varying arrangements for their clients with respect to the purchase and redemption of Trust shares and the confirmation thereof and may arrange with their clients for other investment or administrative services. When you effect transactions with a Fund (including among other things the purchase, redemption, or exchange of Fund shares) through a Financial Institution, the Financial Institution, and not the Fund, will be responsible for taking all steps, and furnishing all necessary documentation, to effect such transactions. Financial Institutions have the responsibility to deliver purchase and redemption requests to a Fund promptly. Some Financial Institutions may establish minimum investment requirements with respect to a Fund. They may also establish and charge fees and other amounts to their client for their services. Certain privileges, such as the check writing privilege or reinvestment options, may not be available through certain Financial Institutions or they may be available only under certain conditions. If your Financial Institution holds your investment in a Fund in its own name, then your Financial Institution will be the shareholder of record in respect of that investment; your ability to take advantage of any investment options or services of the Fund will depend on whether, and to what extent, your Financial Institution is willing to take advantage of them on your behalf. Financial Institutions, including Wheat, First Securities, Inc., a subsidiary of Wheat First Butcher Singer, Inc., and EVEREN Securities, Inc. ("EVEREN"), may charge fees to or impose restrictions on your shareholder account. Consult your Financial Institution for information about any fees or restrictions or for further information concerning its services.

Management


     The Trustees are responsible for generally overseeing the conduct of the Trust's business. Mentor Investment Advisors, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219, serves as investment adviser to each of the Funds, providing investment advisory services and advising and assisting the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of the Trustees. Subject to such policies as the Trustees may determine, Mentor Advisors furnishes a continuing investment program for the Funds and makes investment decisions on their behalf.


     Mentor Advisors has over $12 billion in assets under management and is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor Investment Group"), and its affiliates. Mentor Investment Group is a subsidiary of Wheat First Butcher Singer, Inc., which is in turn a wholly owned subsidiary of First Union Corp. ("First Union"). First Union is a leading financial services company with approximately $157 billion in assets and $12 billion in total stockholders' equity as of December 31, 1997. EVEREN Capital Corporation has a 20% ownership in Mentor Investment Group and may acquire additional ownership based principally on the amount of Mentor Investment Group's revenues derived from assets attributable to clients of EVEREN Securities, Inc. and its affiliates.


     Each Fund pays management fees to Mentor Advisors monthly at the following annual rates (based on the average daily net assets of the Fund): 0.22% of the first $500 million of the Fund's average net assets; 0.20% of the next $500 million; 0.175% of the next $1 billion; 0.16% of the next $1 billion; and 0.15% of any amounts over $3 billion.

     The Funds pay all expenses not assumed by Mentor Advisors, including Trustees' fees, auditing, legal, custodial, investor servicing, and shareholder reporting expenses, and payments under their Distribution Plans. General expenses of the Trust will be charged to the assets of each Fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund. Expenses directly charged or attributable to a Fund will be paid from the assets of that Fund.

     Mentor Advisors places all orders for purchases and sales of the investments of each Fund. In selecting broker-dealers, Mentor Advisors may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Mentor Advisors may consider sales of shares of the Funds (and, if permitted by law, of the other funds in the Mentor family) as a factor in the selection of broker-dealers.

Distribution Services


     Mentor Distributors, LLC ("Mentor Distributors"), 3435 Stelzer Road, Columbus, Ohio 43219, is the distributor of the Funds' shares. Mentor Distributors is a wholly owned subsidiary of BISYS Fund Services, Inc. Each Fund has adopted a Distribution Plan (each, a "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to permit each of the Funds to compensate Mentor Distributors for services provided and expenses incurred by it in promoting the sale of shares of the Fund, reducing redemptions, or maintaining or improving services provided to shareholders. The Plans provide for monthly payments by the Funds to Mentor Distributors, subject to the authority of the Trustees to reduce the amount of payments or to suspend the Plans for such periods as they may determine. Any material increase in amounts payable under a Plan would require shareholder approval.


     In order to compensate Financial Institutions for services provided in connection with sales of Fund shares and the maintenance of shareholder accounts (or, in the case of certain Financial Institutions which are banking institutions, for certain administrative and shareholder services), Mentor Distributors may make periodic payments (from any amounts received by it under the Plans or from its other resources) to any qualifying Financial Institution based on the average net asset value of shares for which the Financial Institution is designated as the financial institution of record. Mentor Distributors makes such payments at the annual rate of between 0.15% and 0.40% in the case of the Money Market Fund and the U.S. Government Money Market Fund, between 0.15% and 0.33% in the case of the Tax-Exempt Fund and the California Tax-Exempt Fund, and between 0.15% and 0.38% in the case of the New York Tax-Exempt Fund. Mentor Distributors may suspend or modify these payments at any time, and payments are subject to the continuation of each Fund's Plan and of applicable agreements between Mentor Distributors and the applicable Financial Institution. Financial Institutions receiving payments from Mentor Distributors include Wheat, First Securities, Inc., and EVEREN.

How a Fund's Performance is Calculated

     Yield and effective yield data may from time to time be included in advertisements about the Funds. "Yield" is calculated by dividing a Fund's annualized net investment income per share during a recent seven-day period by the net asset value per share on the last day of that period. "Effective yield" compounds that yield for a year and is, for that reason, greater than a Fund's yield. "Tax-equivalent" yield shows the effect on performance of the tax-exempt status of distributions received from a Tax-Exempt Fund. It reflects the approximate yield that a taxable investment must earn for shareholders at stated income levels to produce an after-tax yield equivalent to the Fund's tax-exempt yield. Quotations of yield for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. A Fund's performance may be compared to various indices. See the Statement of Additional Information.

     All data is based on a Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio, and a Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles.

General Information

     Cash Resource Trust is a Massachusetts business trust organized on June 14, 1993. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

     The Trust is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios, and are currently divided into five series of shares. Under the Agreement and Declaration of Trust, a Fund's shares may be further divided, without shareholder approval, into two or more classes of shares having such preferences or special or relative rights and privileges as the Trustees may determine. Each share has one vote, with fractional shares voting proportionally. Shares of each Fund are freely transferable, are entitled to dividends as declared by the Trustees, and, if a Fund were liquidated, would receive the net assets of the Fund. The Trust may suspend the sale of shares of any Fund at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

     Investors Fiduciary Trust Company, located at 127 West 10th Street, Kansas City, Missouri 64105, is the transfer agent and dividend-paying agent for the Trust. IFTC engages at its own expense certain Financial Institutions, including Wheat, First Securities, Inc. and EVEREN, to perform bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts.

     If you own fewer shares of a Fund than a minimum amount set by the Trustees (presently 500 shares), the Trust may choose to redeem your shares and pay you for them. You will receive at least 30 days written notice before the Trust redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The Trust may also redeem shares if you own shares of any Fund or of the Trust above any maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.


     The Trust may send a single copy of shareholder reports and communications to an address where there is more than one registered shareholder with the same last name, unless a shareholder at that address requests, by calling or writing his Financial Institution or Mentor Services Company, that the Trust do otherwise.

     No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any State in which, or to any person to whom, such offering may not lawfully be made. This Prospectus omits certain information contained in the Registration Statement, to which reference is made, filed with the Securities and Exchange Commission. Items which are thus omitted, including contracts and other documents referred to or summarized herein, may be obtained from the Commission upon payment of the prescribed fees.

     Additional information concerning the securities offered hereby and the Trust is to be found in the Registration Statement, including various exhibits thereto and financial statements included or incorporated therein, which may be inspected at the office of the Commission.


                              Cash Resource Trust
                              901 East Byrd Street
                               Richmond, VA 23219
                                 (800) 869-6042



                         1998 Mentor Distributors, LLC


CPAA 040

                         [MENTOR INVESTMENT GROUP logo]

                              Cash Resource Trust

                               -----------------
                                  PROSPECTUS
                               -----------------


                              September 30, 1997,
                           as revised March 26, 1998


                            [EVEREN SECURITIES logo]

     No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any State in which, or to any person to whom, such offering may not lawfully be made. This Prospectus omits certain information contained in the Registration Statement, to which reference is made, filed with the Securities and Exchange Commission. Items which are thus omitted, including contracts and other documents referred to or summarized herein, may be obtained from the Commission upon payment of the prescribed fees.

     Additional information concerning the securities offered hereby and the Trust is to be found in the Registration Statement, including various exhibits thereto and financial statements included or incorporated therein, which may be inspected at the office of the Commission.


                              Cash Resource Trust
                              901 East Byrd Street
                               Richmond, VA 23219
                                 (800) 869-6042



                         1998 Mentor Distributors, LLC


MK 1341

                              Cash Resource Trust

                               -----------------
                                  PROSPECTUS
                               -----------------


                              September 30, 1997,
                           as revised March 26, 1998


                         [MENTOR INVESTMENT GROUP logo]